Net Sales and geographic information (Tables)	6 Months Ended
Dec. 31, 2025
Net Sales and geographic information
Schedule of net sales by geographic location

	For the three months ended December 31,
(in € thousands)	2024		2025
Germany	31,686	14.2%	55,222	8.5%
United States	45,979	20.6%	213,571	33.0%
United Kingdom	17,415	7.8%	70,291	10.9%
Europe (excluding Germany and the United Kingdom) (1)	74,321	33.3%	182,714	28.2%
Rest of the world	53,583	24.0%	125,122	19.3%
	222,985	100.0%	646,920	100.0%

	For the six months ended December 31,
(in € thousands)	2024		2025
Germany	59,238	13.9%	103,839	8.5%
United States	87,025	20.5%	393,916	32.3%
United Kingdom	33,329	7.8%	137,382	11.3%
Europe (excluding Germany and the United Kingdom) (1)	145,501	34.3%	350,863	28.7%
Rest of the world	99,591	23.5%	234,421	19.2%
	424,685	100.0%	1,220,421	100.0%
(1)	No individual country other than the United States and United Kingdom accounted for more than 10% of net sales during the three and six months ended December 31, 2025.